INVENTORY	6 Months Ended
Jun. 30, 2011
InventoryAbstract
INVENTORY
NOTE E – INVENTORY, NET

At June 30, 2011 and December 31, 2010, inventory consisted solely of finished goods as follows:

	06/30/11	12/31/10
Finished goods	$420,798	$475.786
Less: allowance for inventory obsolescence	(9,775)	-
Inventory, net	$411,023	$475,786

The Company evaluates its inventory for excess and obsolescence on each balance sheet date and identified $9,775 of slow moving inventory to be reserved at June 30, 2011. At December 31, 2010, the Company did not identify any issues of excess and obsolete inventory.